Document and Entity Information	Feb. 21, 2023
Document And Entity Information [Line Items]
Entity Registrant Name	Terran Orbital Corp
Amendment Flag	false
Entity Central Index Key	0001835512
Document Type	8-K
Document Period End Date	Feb. 21, 2023
Entity Incorporation State Country Code	DE
Entity File Number	001-40170
Entity Tax Identification Number	98-1572314
Entity Address, Address Line One	6800 Broken Sound Parkway NW
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33487
City Area Code	(561)
Local Phone Number	988-1704
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock, par value $0.0001 per share
Trading Symbol	LLAP
Security Exchange Name	NYSE
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants to purchase one share of common stock, each at an exercise price of $11.50 per share
Trading Symbol	LLAP WS
Security Exchange Name	NYSE